Expense Example - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Multi-Asset Income Fund - Class A
Expense Example:
1 year	$ 500
3 years	712
5 years	941
10 years	1,598
Fidelity Advisor Multi-Asset Income Fund - Class M
Expense Example:
1 year	499
3 years	709
5 years	936
10 years	1,587
Fidelity Advisor Multi-Asset Income Fund - Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,894
Fidelity Advisor Multi-Asset Income Fund - Class I
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	966
Fidelity Advisor Multi-Asset Income Fund - Class Z
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847